Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits
Schedule of deposits

In $000s	Reclamation	Exploration and evaluation	Mineral property, plant and equipment	Total
Balance, December 31, 2022	$1,740	$—	$388	$2,128
Additions	11	639	—	650
Capitalized to mineral property, plant and equipment	—	—	(151)	(151)
Refunded	(516)	—	(9)	(525)
Balance, December 31, 2023	$1,235	$639	$228	$2,102
Additions	—	11,192	1,277	12,469
Capitalized to exploration and evaluation interests	—	(8,618)	—	(8,618)
Capitalized to mineral property, plant and equipment	—	—	(869)	(869)
Reclassified to mineral property, plant and equipment on transition to development stage	—	(3,213)	3,213	—
Refunded	—	—	(1)	(1)
Balance, December 31, 2024	$1,235	$—	$3,848	$5,083